ACQUISITION	12 Months Ended
Dec. 31, 2013
ACQUISITION [Abstract]
ACQUISITION
6.	ACQUISITION

a.	Acquisition of Motel 168

On October 1, 2011, to further strengthen the Group's diverse growth plans and multi-brand strategy, the Group completed the transaction to acquire 100% equity interest in Motel 168, a well-established economy hotel chain in China. The Group obtained control over Motel 168 and has consolidated its financial statements since then. The total purchase price for the transaction was approximately RMB 2,869,045, which consists of RMB 2,201,731 in cash consideration and RMB 667,314 in shares consideration of Home Inns’ 8,149,616 ordinary shares. Fair value of the ordinary shares is measured at the quoted market price of US$12.885 as of September 30, 2011, the date closest to the acquisition date. Total acquisition costs were RMB 63,824, which were expensed as incurred in the year ended December 31, 2011.

Purchase Price Allocation

The total purchase price was allocated to Motel 168’s tangible assets, identifiable intangible assets, and assumed liabilities based on their estimated fair values as set forth below. The excess of (i) the total of cost of acquisition, over (ii) the fair value of the identifiable net assets of Motel 168 is recorded as goodwill. The Group makes estimates and judgments in determining the fair value of the acquired assets and assumed liabilities, based on its experience with similar assets and liabilities in similar industries. In performing the purchase price allocation, the Group considered the analyses of historical financial performance and estimates of future performance of Motel 168’s business.

Allocation of purchase price:

Fair value of net tangible assets acquired	559,267
Intangible assets-favorable lease	399,193
Intangible assets-customer relationship	6,990
Intangible assets-franchise agreement	48,770
Intangible assets-brand	684,300
Unfavorable lease liability	(392,608)
Goodwill	1,806,846
Net deferred tax liability, non-current	(243,713)
Total purchase price	2,869,045

No significant contingencies were identified which should be valued. Motel 168 contributed net revenues of RMB 346,365 and incurred net loss of RMB 17,516 from October 1, 2011 through December 31, 2011.

Unaudited Pro forma Financial Information

The following unaudited combined pro forma information presents information of the Group as if the acquisition above occurred on January 1, 2010.

(in RMB)	2011
(unaudited)
Net revenues	4,753,563
Income from operations	290,302
Net income	255,998
Earnings per share
Basic	2.84
Diluted	0.23

The unaudited pro forma financial information includes RMB 4,203 in 2011 for the net amortization of identifiable intangible assets and unfavorable leases. The unaudited pro forma financial information for the year ended December 31, 2011 excluded the transaction costs of RMB 63,824. These costs were directly related to this transaction and were non-recurring. The pro forma diluted gain per share of 2011 was RMB 0.23, primarily due to fair value impact of convertible notes. The information presented above is for illustrative purposes only and does not purport to be indicative of results that would have been achieved if the acquisition had occurred as of January 1, 2010.

b.	Acquisition of Anhui Youle Fashion Hotel Management Co., Ltd. and Anhui Meibang Hotel Management Co., Ltd. (collectively "eJia Express")

The Group and eJia Express entered into an equity transfer agreement in June 2012 under which the Group acquired 100% equity of eJia Express, whose primary assets included 13 leased-and-operated hotels located in Anhui province of China. Accordingly, eJia Express has been consolidated by the Group since July 1, 2012. Total purchase price for this acquisition amounted to RMB 48,214. The acquisition resulted in the recognition of goodwill, intangible assets (favorable leases) and unfavorable lease liability amounting to RMB 41,970, RMB 6,748 and RMB 6,231, respectively.

No significant contingencies were identified which should be valued. eJia Express contributed net revenues of RMB 13,472 and incurred net loss of RMB 11,180 from July 1, 2012 through December 31, 2012.

c.	Acquisition of Anhui Shanghai Xurun Hotel Management Co., Ltd. ("Shanghai Xurun")

The Group and Shanghai Xurun entered into an equity transfer agreement in June 2012 under which the Group acquired 100% equity of Shanghai Xurun, whose primary assets included one leased-and-operated hotel. Accordingly, Shanghai Xurun has been consolidated by the Group since July 1, 2012. Total purchase price for this acquisition amounted to RMB 420. The acquisition resulted in the recognition of goodwill amounting to RMB 12,354.

No significant contingencies were identified which should be valued. Shanghai Xurun contributed net revenues of RMB 2,745 and incurred net loss of RMB 759 from July 1, 2012 through December 31, 2012.

d.	Acquisition of Shanghai Junxing Hotel Management Co., Ltd. ("Shanghai Junxing")

The Group and Shanghai Junxing entered into an equity transfer agreement in November 2012, under which Group acquired 100% equity of Shanghai Junxing, whose primary assets included one leased-and-operated hotel. Accordingly, Shanghai Junxing has been consolidated by the Group since November 1, 2012. Total purchase price for this acquisition amounted to RMB 0. The acquisition resulted in the recognition of goodwill and intangible assets (favorable leases) amounting to RMB 2,579 and RMB 2,907, respectively.

No significant contingencies were identified which should be valued. Shanghai Junxing contributed net revenues of RMB 893 and incurred net loss of RMB 1,143 from November 1, 2012 through December 31, 2012.

As if the above acquisitions entered into in 2012 (Refer to Note 6(b), 6(c), 6(d)) occurred on January 1, 2011, the net revenues, income from operations and net income that would contributed by the above acquisitions would not be significant to the Group.